Description of Business - Regulated Utilities (Details)	Jan. 31, 2019	Dec. 31, 2018 community company station MW
TEP and UNS Electric, Inc
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)		3,377
TEP and UNS Electric, Inc | Solar
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)		57
Central Hudson | Gas-Fired and Hydroelectric Power Generation
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)		64
FortisBC Energy
Public Utilities, General Disclosures [Line Items]
Number of communities (more than) | community		135
FortisBC Electric | Hydroelectric Power Generation
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)		225
Generating facilities | station		4
Generating facilities, operating, maintenance and management services | station		4
Waneta Partnership | Hydroelectric Power Generation
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)		335
Newfoundland Power Inc.
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)		139
Newfoundland Power Inc. | Hydroelectric Power Generation
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)		97
Maritime Electric
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)		145
FortisOntario | Electric Utilities
Public Utilities, General Disclosures [Line Items]
Number of utilities | company		3
Caribbean Utilities | Diesel
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)		161
Fortis Turks and Caicos
Public Utilities, General Disclosures [Line Items]
Number of utilities | company		2
Fortis Turks and Caicos | Diesel
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)		91
Wataynikaneyap Partnership
Public Utilities, General Disclosures [Line Items]
Equity investment ownership (percent)		49.00%
Wataynikaneyap Partnership | Subsequent event
Public Utilities, General Disclosures [Line Items]
Equity investment ownership (percent)	39.00%
Wataynikaneyap Partnership | Fortis Inc.
Public Utilities, General Disclosures [Line Items]
Partnership with First Nation communities, number | community		24
Belize Electricity
Public Utilities, General Disclosures [Line Items]
Equity investment ownership (percent)		33.00%
ITC
Public Utilities, General Disclosures [Line Items]
Controlling ownership interest (percent)		80.10%
Noncontrolling ownership (percent)		19.90%
Waneta Partnership
Public Utilities, General Disclosures [Line Items]
Controlling ownership interest (percent)		51.00%
Noncontrolling ownership (percent)		49.00%
Caribbean Utilities
Public Utilities, General Disclosures [Line Items]
Controlling ownership interest (percent)		60.00%